Drilling rigs	12 Months Ended
Dec. 31, 2015
Drilling Rigs [Abstract]
Drilling units
Drilling rigs

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Cost	4,116.1	4,079.7
Accumulated depreciation	(1,378.1)	(1,156.2)
Net book value	2,738.0	2,923.5

Depreciation and amortization expense was $221.9 million, $212.2 million and $188.0 million for the years ended December 31, 2015, 2014 and 2013 respectively.